CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Currency (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	€ 360,339	€ 349,176
Euro
Disclosure of financial assets [line items]
Trade receivables	143,909	166,846
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	170,138	152,537
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	6,246	12,814
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	2,132	4,701
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	16,867	6,104
Other
Disclosure of financial assets [line items]
Trade receivables	€ 21,047	€ 6,174